Other current assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Tax receivables, other than corporate income taxes	€ 658	€ 802	€ 687
Prepaid expenses	714	615	525
Other receivables	1,290	805	567
Interest rate derivatives measured at fair value (see Note D.20.)	0	11	0
Currency derivatives measured at fair value (see Note D.20.)	206	284	58
Other current financial assets	664	1,054	900
Total	€ 3,532	€ 3,571	€ 2,737	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.